Segment Information - Principal Customers and Credit Risk (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Certain wholesalers in the United States
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	35.00%
Customer one
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	18.00%	13.00%
Customer two
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	12.00%	9.00%
Customer three
Disclosure of information about major customers and credit risk [line items]
Percentage of entity's revenue	5.00%	7.00%